Debt and Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Company's long -term debt
Total long-term debt	$ 71	$ 66
Less due within one year	25	19
Total long term non current debt	46	47
Bank term debt [Member]
Schedule of Company's long -term debt
Total long-term debt	11	6
Government loans [Member]
Schedule of Company's long -term debt
Total long-term debt	18	14
Other Long Term Debt [Member]
Schedule of Company's long -term debt
Total long-term debt	$ 42	$ 46